Report for the Calendar Year or Quarter Ended:	June 30, 2008
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 11, 2008

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$263,844

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8810
166325
166325
166325
D
AMERICAN EXPRESS CO
COM
025816109
5691
151065
151065
151065
D
APPLIED MATERIALS
COM
038222105
8262
432805
432805
432805
D
AT&T
COM
00206R102
522
15504
15504
15504
D
AUTOMATIC DATA PROCESSING
COM
053015103
8341
199065
199065
199065
D
BB&T CORP
COM
054937107
6673
293075
293075
293075
D
BOEING
COM
097023105
240
3650
3650
3650
D
CAPITAL SOUTHWEST CORP
COM
140501107
352
3375
3375
3375
D
CARNIVAL CORPORATION
COM
143658300
6940
210570
210570
210570
D
CHEVRON-TEXACO CORP
COM
166764100
427
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
427
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
8451
363328
363328
363328
D
CONOCOPHILLIPS
COM
20825C104
13000
137724
137724
137724
D
CR BARD INC
COM
067383109
5729
65140
65140
65140
D
DIAGEO PLC
COM
25243Q205
8578
116120
116120
116120
D
DUPONT DE NEMOURS
COM
263534109
205
4778
4778
4778
D
EBAY
COM
278642103
6917
253090
253090
253090
D
EXXON MOBIL CORP
COM
30231G102
16681
189275
189275
189275
D
FPL GROUP
COM
302571104
324
4937
4937
4937
D
GENERAL DYNAMICS CORP
COM
369550108
6880
81710
81710
81710
D
GENERAL ELECTRIC
COM
369604103
9439
353662
353662
353662
D
HORMEL
COM
440452100
7793
225160
225160
225160
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
7220
192895
192895
192895
D
INTERNATIONAL GAME TECH
COM
459902102
5605
224390
224390
224390
D
JOHNSON & JOHNSON
COM
478160104
10487
162997
162997
162997
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
7274
350561
350561
350561
D
MARKEL CORPORATION
COM
570535104
3255
8868
8868
8868
D
MCGRAW HILL CO'S
COM
580645109
7491
186725
186725
186725
D
MEDTRONIC INC
COM
585055106
10658
205945
205945
205945
D
METROPOLITAN LIFE INS. CO
COM
59156R108
8150
154445
154445
154445
D
MICROSOFT
COM
594918104
8275
300801
300801
300801
D
NATIONAL CITY CORP
COM
635405103
50
10447
10447
10447
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
5246
88010
88010
88010
D
ORACLE CORPORATION
COM
68389X105
9937
473182
473182
473182
D
PEPSICO
COM
713448108
11905
187210
187210
187210
D
PFIZER INC
COM
717081103
859
49172
49172
49172
D
PROCTER & GAMBLE
COM
742718109
12341
202948
202948
202948
D
ROYAL DUTCH SHELL
COM
780259206
335
4100
4100
4100
D
SCHERING PLOUGH CORP
COM
806605101
252
12800
12800
12800
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
465
8625
8625
8625
D
STATE STREET CORP
COM
857477103
864
13495
13495
13495
D
TEVA PHARMACEUTICALS
COM
881624209
7136
155810
155810
155810
D
UNITED PARCEL SERVICE
COM
911312106
6811
110800
110800
110800
D
US BANCORP
COM
902973304
923
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
717
37350
37350
37350
D
WAL-MART
COM
931142103
314
5590
5590
5590
D
WILMINGTON TRUST CORP.
COM
971807102
6484
245245
245245
245245
S
REPORT SUMMARY
50
RECORDS
263844
0
OTHER MANAGERS